Summary of Long-term Debt (Parenthetical) (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May. 31, 2013
2.375% Senior Notes due 2018
Debt Instrument [Line Items]
Debt instrument, interest rate		2.375%	2.375%	2.375%
Debt instrument, maturity date		Jun. 01, 2018	Jun. 01, 2018
Senior notes maturity , period		5 years	5 years
3.750% Senior Notes due 2023
Debt Instrument [Line Items]
Debt instrument, interest rate		3.75%	3.75%	3.75%
Debt instrument, maturity date		Jun. 01, 2023	Jun. 01, 2023
Senior notes maturity , period		10 years	10 years
1.38% note payable | Due January 31, 2017
Debt Instrument [Line Items]
Debt instrument, interest rate		1.38%	1.38%
Debt instrument, maturity date		Jan. 31, 2017	Jan. 31, 2017
1.50% note payable | Due September 30, 2016
Debt Instrument [Line Items]
Debt instrument, interest rate		1.50%	1.50%
Debt instrument, maturity date		Sep. 30, 2016	Sep. 30, 2016
1.50% note payable | Due January 31, 2016
Debt Instrument [Line Items]
Debt instrument, interest rate		1.50%	1.50%
Debt instrument, maturity date		Jan. 31, 2016	Jan. 31, 2016
1.50% note payable | Due December 31, 2015
Debt Instrument [Line Items]
Debt instrument, interest rate		1.50%	1.50%
Debt instrument, maturity date		Dec. 31, 2015	Dec. 31, 2015
1.50% note payable | Due July 31, 2015
Debt Instrument [Line Items]
Debt instrument, interest rate		1.50%	1.50%
Debt instrument, maturity date		Jul. 31, 2015	Jul. 31, 2015
LIBOR + 2.0%, unsecured term loan
Debt Instrument [Line Items]
Debt instrument, maturity date	Dec. 07, 2017	Dec. 07, 2017	Dec. 07, 2017
LIBOR + 2.0%, unsecured term loan | London Interbank Offered Rate
Debt Instrument [Line Items]
Debt instrument, margin rate		2.00%	2.00%
Unsecured term loan due on April 08, 2018 | LIBOR + 1.125%, unsecured term loan
Debt Instrument [Line Items]
Debt instrument, maturity date		Apr. 08, 2018	Apr. 08, 2018
Unsecured term loan due on April 08, 2018 | LIBOR + 1.125%, unsecured term loan | London Interbank Offered Rate
Debt Instrument [Line Items]
Debt instrument, margin rate		1.125%	1.125%
Unsecured term loan due on September 10, 2017 | LIBOR + 1.125%, unsecured term loan
Debt Instrument [Line Items]
Debt instrument, maturity date		Sep. 10, 2017	Sep. 10, 2017
Unsecured term loan due on September 10, 2017 | LIBOR + 1.125%, unsecured term loan | London Interbank Offered Rate
Debt Instrument [Line Items]
Debt instrument, margin rate		1.125%	1.125%